Note 16 - Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 106,671	$ 111,716
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	95,341	93,602
Excess of tax value of exploration and evaluation assets over book values [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	4,796	7,171
Financing fees [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	4,912	3,453
Other deductible temporary differences for which no deferred tax assets have been recognized [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 1,622	$ 7,490